UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

November 30, 2012

1.824280.107

CSI-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 86.9%
	Principal Amount	Value
California - 85.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 223,874
(Sharp HealthCare Proj.):
Series 2011 A:
5% 8/1/17	5,065,000	5,824,699
5% 8/1/18	2,645,000	3,093,486
Series 2012 A:
4% 8/1/21	1,000,000	1,122,690
5% 8/1/19	1,200,000	1,419,156
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,946,564
2.5% 6/1/15	895,000	927,918
2.5% 6/1/16	1,070,000	1,126,400
3% 6/1/15	525,000	550,746
3% 6/1/16	525,000	561,661
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	128,758
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	437,791
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	483,042
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	572,550
California Dept. of Trans. Rev. Series 2004 A, 5% 2/1/13	5,555,000	5,596,440
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/18 (a)	2,500,000	3,048,550
Series AI, 5% 12/1/17	12,720,000	15,369,194
Series J2, 7% 12/1/12	2,600,000	2,600,000
Series J3, 7% 12/1/12 (Escrowed to Maturity)	70,000	70,000
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	5,000,000	6,286,000
Series 2011 N, 5% 5/1/19	5,000,000	6,252,000
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	115,734
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	4,760,000	5,084,918
Series 2004 A:
5% 7/1/15	1,815,000	1,946,914
5.25% 7/1/14	2,050,000	2,206,333
Series 2009 A:
5% 7/1/15	2,615,000	2,805,058
5% 7/1/19	7,300,000	9,152,886
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5% 7/1/22	$ 5,000,000	$ 5,747,600
5.25% 7/1/13 (Escrowed to Maturity)	4,395,000	4,521,840
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	4,737,117
5.25% 7/1/14	4,080,000	4,391,141
5.25% 7/1/14 (Escrowed to Maturity)	3,525,000	3,798,470
Series 2009 B, 5% 7/1/20	3,115,000	3,880,947
Series A, 5% 7/1/18	1,905,000	2,333,187
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,270,262
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	514,380
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	551,265
5% 4/1/16	400,000	456,664
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	472,752
4% 9/1/18	255,000	290,677
5% 9/1/16	300,000	342,027
5% 9/1/17	400,000	468,000
California Gen. Oblig.:
4% 8/1/13	500,000	512,305
4% 11/1/13	1,750,000	1,809,150
4% 11/1/14	1,265,000	1,349,856
5% 2/1/13	2,205,000	2,221,405
5% 2/1/13	175,000	176,302
5% 6/1/13	1,000,000	1,023,290
5% 11/1/13	870,000	907,271
5% 3/1/14	3,675,000	3,882,748
5% 3/1/16	2,500,000	2,841,050
5% 9/1/21	6,080,000	7,736,739
5.25% 10/1/13	185,000	192,592
5.25% 2/1/14 (FSA Insured)	270,000	278,764
5.25% 2/1/15 (Pre-Refunded to 8/1/13 @ 100)	40,000	41,322
5.25% 2/1/16 (Pre-Refunded to 2/1/13 @ 100)	1,000,000	1,007,980
5.25% 9/1/22	12,390,000	16,153,834
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,700,000	1,717,680
5% 3/1/14	2,000,000	2,105,120
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	$ 685,000	$ 751,609
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	54,155
(Children's Hosp. of Orange County Proj.):
Series 2012 A:
3% 11/15/16	1,000,000	1,065,550
4% 11/15/17	1,000,000	1,117,690
Series 2012 A,. 5% 11/15/21	1,450,000	1,726,109
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	780,210
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,114,290
(Scripps Memorial Hosp. Proj.) Series A, 5% 10/1/16	500,000	574,405
(Sutter Health Proj.):
Series 2008 A:
5% 8/15/15	1,440,000	1,607,026
5.5% 8/15/16	1,000,000	1,172,750
Series 2011 B, 4% 8/15/17	1,000,000	1,140,690
Bonds:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	292,427
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	2,971,528
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.96%, tender 7/1/17 (b)	3,000,000	3,005,760
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,998,184
Series 2011 A:
4% 2/1/13	500,000	501,970
4% 2/1/14	1,000,000	1,024,680
5% 3/1/19	5,010,000	5,887,301
5.25% 2/1/15	1,000,000	1,072,820
Series 2011 D:
5% 8/15/19	1,500,000	1,825,695
5% 8/15/20	1,460,000	1,788,383
Series 2011:
5% 8/15/19	2,000,000	2,424,360
5% 8/15/20	2,000,000	2,446,620
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A, 5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	$ 5,300,000	$ 5,454,548
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,660,000
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	46,820
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,167,494
5% 2/1/14	1,220,000	1,272,594
5% 2/1/15	1,615,000	1,733,703
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/16	1,530,000	1,710,464
5% 7/1/18	1,645,000	1,881,567
5% 7/1/20	875,000	1,006,154
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	369,610
5% 4/1/14	200,000	211,352
California Muni. Fin. Auth. Solid Waste Disp. Rev.:
(Waste Mgmt., Inc. Proj.) Series 2004, 3% 9/1/14	3,000,000	3,127,020
Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	3,007,590
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,473,460
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	2,985,000	3,362,065
(Coalinga State Hosp. Proj.) Series 2004 A, 5.25% 6/1/14	70,000	74,807
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	3,080,000	3,216,814
Series 2006 F, 5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,783,027
Series 2007 F, 4% 11/1/13	165,000	169,981
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	40,133
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19	5,095,000	5,832,552
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	$ 725,000	$ 768,478
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	104,387
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,194
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	162,003
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,125,000	2,165,524
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	345,114
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	972,699
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	710,074
5% 4/1/14	1,270,000	1,337,920
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,219,490
(Univ. of California Research Proj.) Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,554,249
(Univ. Proj.) Series 2012 D:
4% 9/1/21	1,000,000	1,150,950
4% 9/1/22	1,000,000	1,143,790
4% 9/1/23	1,000,000	1,128,920
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,069,520
Series A, 5.5% 6/1/14	80,000	83,730
(Various Cap. Proj.) Series 2012 G, 5% 11/1/21	1,500,000	1,843,410
(Various Cap. Projs.):
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,439,661
Series 2010 A, 5% 3/1/15	2,960,000	3,238,743
Series 2011 A, 5% 10/1/21	4,230,000	5,243,846
Series 2012 A, 5% 4/1/20	1,800,000	2,185,182
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	2,700,000	3,300,723
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,708,720
Series 2009 A, 5% 4/1/19	1,000,000	1,201,650
Series 2009 J, 5% 11/1/17	2,700,000	3,178,872
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ. Rev. Series 2009 A:
5% 11/1/15	$ 1,000,000	$ 1,125,310
5% 11/1/16	1,485,000	1,726,209
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,011,410
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,022,820
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010:
5% 11/1/16	500,000	561,685
5% 11/1/18	500,000	580,730
(Enloe Health Sys. Proj.):
Series 2008 A, 5.5% 8/15/14	1,435,000	1,520,942
Series 2008 B, 5% 8/15/15	60,000	64,468
(John Muir Health Proj.):
Series 2006 A, 5% 8/15/18	3,250,000	3,663,498
Series 2009 A, 5% 7/1/15	1,900,000	2,077,764
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	935,000	984,901
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	2,520,000	2,569,543
5% 6/15/13	46,560,000	47,720,733
Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,560,125
4% 6/1/14	600,000	622,182
4% 6/1/15	325,000	342,082
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity)	15,000	15,591
5% 10/1/13 (FSA Insured)	40,000	41,542
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	411,820
4% 11/1/14	300,000	316,008
5% 11/1/15	1,000,000	1,108,180
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	395,148
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	$ 2,390,000	$ 2,516,240
4% 9/1/16	1,125,000	1,243,733
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,275,914
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,129,222
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,826,480
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,048,320
Cupertino California Union School District:
4% 8/1/13	1,410,000	1,445,081
4% 8/1/14	735,000	780,004
4% 8/1/16	1,825,000	2,048,307
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	527,690
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,089,760
Series 2008, 4% 9/1/13	5,000,000	5,136,800
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	591,245
Eastern Muni. Wtr. Ds Wtr. Rev. Series 2011 A, 5% 7/1/18	1,085,000	1,323,592
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	638,636
5% 9/1/22	1,295,000	1,514,658
Fontana Unified School District Gen. Oblig. 5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	387,505
Fullerton School District:
4% 8/1/16	525,000	585,202
4% 8/1/17	600,000	683,730
5% 8/1/18	500,000	608,165
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	2,685,000	2,770,893
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	775,000	793,166
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	205,000	209,805
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	7,470,000	7,663,398
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	$ 3,290,000	$ 3,375,178
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,025,890
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100)	175,000	179,638
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/16	1,030,000	1,128,035
5% 11/1/17	1,080,000	1,193,908
5% 11/1/18	1,135,000	1,264,129
5% 11/1/19	635,000	706,126
5% 11/1/20	670,000	736,920
5% 11/1/21	455,000	493,761
5% 11/1/22	745,000	809,219
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,244,340
4% 9/2/20	1,000,000	1,116,140
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100)	170,000	176,994
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	100,000	104,472
4% 8/1/15	125,000	136,665
4% 8/1/16	100,000	112,429
4% 8/1/17	175,000	201,493
5% 8/1/19	250,000	316,623
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,693,195
Loma Linda Hosp. Rev. Series 2005 A, 5% 12/1/14	1,860,000	1,994,683
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,131,751
5% 5/15/15	1,000,000	1,107,900
Long Beach Wtr. Rev. Series 2010 A, 3% 5/1/17	1,550,000	1,665,909
Los Alamitos Unified School District 0% 9/1/16	2,000,000	1,868,320
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	603,455
5% 3/1/21	500,000	601,195
5% 9/1/21	1,270,000	1,541,132
5% 3/1/22	1,000,000	1,205,060
(Disney Parking Proj.) 0% 3/1/14	20,000	19,501
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 285,000	$ 292,786
Series 2009 A, 5% 7/1/14	5,000,000	5,366,650
Series 2013 A, 5% 7/1/18 (a)	3,000,000	3,582,480
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/16	5,000,000	5,704,450
Los Angeles County Pub. Works Fing. Auth. Rev. (Reg'l. Park & Open Space District Proj.) Series 2005 A, 5% 10/1/14 (FSA Insured)	25,000	27,062
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Escrowed to Maturity)	165,000	176,218
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2003 A1, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,081,240
Series 2011 A, 5% 7/1/19	5,000,000	6,233,050
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	191,838
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,702
Series 2009 A, 4% 9/1/15	2,085,000	2,281,449
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2010 D:
5% 11/1/14	3,295,000	3,550,297
5% 11/1/15	1,880,000	2,093,079
Series 2012 C, 5% 3/1/21	5,055,000	6,040,371
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,222,420
Los Angeles Unified School District:
(Election of 1997 Proj.) Series 2003 F:
4.5% 7/1/13	3,000,000	3,073,380
5% 7/1/14 (Pre-Refunded to 7/1/13 @ 100)	25,000	25,686
(Election of 2002 Proj.) Series 2003 A, 5% 7/1/13	25,000	25,683
Series 1997 A, 6% 7/1/14	3,055,000	3,327,414
Series 1997 F, 5% 7/1/21 (FSA Insured) (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,082,320
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,368,131
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,732,756
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
Series 2003 A, 5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	$ 4,500,000	$ 4,623,480
Series 2004 I, 5% 7/1/16	3,180,000	3,651,848
Series 2009 KRY, 5% 7/1/15	5,000,000	5,551,150
Series 2011 A2, 5% 7/1/21	5,250,000	6,621,720
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,209,274
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,555,850
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/13 (FSA Insured)	175,000	178,596
5% 7/1/14 (FSA Insured)	2,000,000	2,126,740
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.)Series A:
4% 7/1/13	50,000	51,060
4% 7/1/15	100,000	106,128
4% 7/1/17	85,000	93,643
Marin County Gen. Oblig. Ctfs. of Prtn.:
3% 8/1/15	1,870,000	1,957,198
3% 8/1/16	1,925,000	2,053,532
3% 8/1/17	1,735,000	1,849,163
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2003 A, 5% 7/1/13	35,000	35,962
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,391,740
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,191,960
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100)	15,000	15,447
Mount Diablo Unified School District:
Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,877,635
Series 2011, 4% 2/1/17	525,000	591,003
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,257,261
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 D, 5%, tender 2/7/13 (b)	750,000	756,113
Newport Mesa Unified School District Series 2010:
4% 8/1/16	625,000	697,863
4% 8/1/17	500,000	567,330
Municipal Bonds - continued
	Principal Amount	Value
California - continued
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 60,000	$ 64,674
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,288
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,772,228
4% 8/1/16	1,335,000	1,454,763
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,225,626
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,147,230
5% 7/1/17	2,750,000	3,235,018
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,536,250
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,002,740
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,324,330
Oakland Unified School District Alameda County Series 2007, 5% 8/1/17 (FGIC Insured)	625,000	694,700
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,974,289
Ohlone Cmnty. College District Series 2010:
4% 8/1/15	300,000	327,663
4% 8/1/17	450,000	516,339
4% 8/1/18	200,000	233,870
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	112,066
4% 8/15/15	50,000	54,607
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series2009 A:
3% 10/1/13	215,000	218,636
3.5% 10/1/14	150,000	157,256
4% 10/1/15	100,000	108,385
4% 10/1/16	100,000	110,705
4% 10/1/17	420,000	472,832
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
2% 6/1/13	1,135,000	1,142,525
4% 6/1/18	1,345,000	1,479,029
4% 6/1/20	1,560,000	1,707,748
Palm Springs Unified School District Series 2011, 4% 8/1/17	2,560,000	2,884,813
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	$ 285,000	$ 302,399
4% 8/1/15	250,000	270,358
5% 8/1/17	470,000	552,490
5% 8/1/18	505,000	608,394
Pasadena Unified School District Gen. Oblig. Series 2009 A1:
4% 8/1/14	300,000	318,264
5% 8/1/15	1,000,000	1,116,300
Pleasanton Unified School District Gen. Oblig. Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	64,054
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,385,000	5,203,633
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,281,168
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,396
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	4,314,289
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22	2,760,000	3,212,143
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,067,180
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 B, 5.4% 11/1/20	2,855,000	3,286,134
Series A, 5.4% 11/1/20 (AMBAC Insured)	1,250,000	1,438,738
Sacramento City Fing. Auth. Rev. (Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	43,077
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/13	625,000	640,756
5% 7/1/14	550,000	583,072
5% 7/1/16	1,275,000	1,433,903
Sacramento County (Pub. Facilities Proj.) 5% 2/1/16	3,000,000	3,234,630
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,807,195
5% 8/15/20	5,500,000	6,880,225
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	$ 2,800,000	$ 2,989,168
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900,000	3,083,947
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	248,224
5% 8/1/17	150,000	177,525
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.):
Series 2009 A, 5% 8/1/15	5,000,000	5,379,200
Series 2009 B, 5.25% 8/1/19	3,285,000	3,846,604
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,746,691
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/19	3,000,000	3,536,970
San Diego County Calif Wtr. Auth. Series 2011 S1, 5% 7/1/16	5,000,000	5,762,200
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	51,005
San Diego Unified School District (Election of 1998 Proj.):
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	2,000,000	2,074,160
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101)	1,695,000	1,757,851
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	80,426
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,186
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,881,100
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,809,608
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	917,245
5% 8/1/16	1,095,000	1,187,637
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	4,035,231
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 D, 5% 11/1/16	4,445,000	5,217,674
San Joaquin County Ctfs. of Prtn. 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,450,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo Redev. Agcy. Tax Series 2007 A, 5% 8/1/16 (XL Cap. Assurance, Inc. Insured)	$ 2,030,000	$ 2,258,172
San Mateo Unified School District 5% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	25,000	27,036
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	4,332,887
Santa Clara County Fing. Auth. Lease Rev. Series2010 N:
5% 5/15/15	1,000,000	1,098,900
5% 5/15/16	1,000,000	1,131,820
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity)	20,000	21,675
Santa Monica Calif Pub. Fin. Rev. Series 2011 A:
4% 6/1/19	880,000	1,033,974
4% 6/1/20	770,000	914,876
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	463,497
5% 8/1/15	250,000	279,780
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	58,697
Semitropic Impt. District Wtr. Storage Rev. Series2009 A:
2.5% 12/1/13	300,000	304,536
3% 12/1/14	250,000	260,275
5% 12/1/15	300,000	333,183
South Placer Wastewtr. Auth. Rev. Series C, 4% 11/1/15	1,135,000	1,230,896
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/13	65,000	67,326
6.75% 7/1/13 (FSA Insured)	1,800,000	1,867,068
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	211,124
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100)	45,000	48,490
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,020
Stockton Unified School District Gen. Oblig.:
3% 7/1/13	350,000	354,165
5% 7/1/21 (FSA Insured)	1,200,000	1,427,112
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Stockton Unified School District Gen. Oblig.: - continued
5% 7/1/22 (FSA Insured)	$ 1,220,000	$ 1,447,359
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,009
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,556,588
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,230,020
5.375% 8/1/22	1,750,000	2,179,223
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,282,472
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G, 5% 5/15/17	900,000	1,054,395
Univ. of California Revs.:
(Ltd. Proj.) Series 2010 E, 4% 5/15/17	1,150,000	1,314,151
Series 2009 O:
5% 5/15/17	950,000	1,127,992
5% 5/15/17 (Escrowed to Maturity)	50,000	59,634
Series 2010 S, 5% 5/15/16	1,785,000	2,053,660
Upland Gen. Oblig. Ctfs. of Prtn.:
5% 1/1/16	1,000,000	1,090,510
5% 1/1/17	2,115,000	2,350,526
5% 1/1/18	2,220,000	2,501,984
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,752,736
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/13	250,000	254,688
5% 7/1/14	300,000	316,491
5% 7/1/15	520,000	563,415
5% 7/1/16	200,000	221,532
Series 2010 A, 5% 7/1/17	1,000,000	1,120,680
West Contra Costa Unified School District:
5% 8/1/18 (FSA Insured)	1,500,000	1,753,455
5% 8/1/19 (FSA Insured)	1,500,000	1,787,325
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	521,985
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	514,680
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity)	40,000	39,410
		704,301,100
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	$ 1,500,000	$ 1,783,650
Puerto Rico - 0.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/19	3,000,000	3,252,930
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,000,000
		4,252,930
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	674,054
5% 10/1/15	600,000	641,454
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,097,840
Series 2009 A, 6% 10/1/14	1,250,000	1,320,288
Series 2009 B, 5% 10/1/16	2,000,000	2,195,680
		5,929,316
TOTAL MUNICIPAL BONDS (Cost $683,807,032)		716,266,996
Municipal Notes - 5.4%

California - 5.4%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	8,000,000	8,058,320
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	10,000,000	10,114,800
Univ. of California Revs. Participating VRDN Series Putters 4040, 0.18% 12/3/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(c)	25,825,000	25,825,000
TOTAL MUNICIPAL NOTES (Cost $43,990,710)		43,998,120
TOTAL INVESTMENT PORTFOLIO - 92.3% (Cost $727,797,742)		760,265,116
NET OTHER ASSETS (LIABILITIES) - 7.7%		63,713,682
NET ASSETS - 100%		$ 823,978,798
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $727,734,290. Net unrealized appreciation aggregated $32,530,826, of which $32,568,235 related to appreciated investment securities and $37,409 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2012

1.824868.107

ASCM-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
California - 93.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 408
5% 8/1/18	330	353
5% 8/1/19	555	590
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,661
Series 2012 A:
5% 8/1/24	1,000	1,170
5% 8/1/25	1,245	1,448
5% 8/1/27	300	345
5% 8/1/28	400	458
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,205
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,577
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,745
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	725	817
5.4% 10/1/24 (AMBAC Insured)	4,585	5,188
5.45% 10/1/25 (AMBAC Insured)	5,160	5,850
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,985
5% 12/1/20 (AMBAC Insured)	2,810	3,142
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,876
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,107
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,272
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,051
0% 9/1/22 (FSA Insured)	5,150	3,631
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,675
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,927
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,769
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,361
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,517
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	4,054
5% 6/1/25	4,355	5,445
5% 6/1/27	2,755	3,407
5% 6/1/28	3,045	3,748
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,179
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,369
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,491
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,010
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,669
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	898
0% 8/1/18 (AMBAC Insured)	2,000	1,725
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	5,169
Series AI, 5% 12/1/25	2,700	3,432
Series J1, 7% 12/1/12	730	730
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,163
5% 7/1/22	3,800	4,368
5.25% 7/1/14	695	748
5.25% 7/1/21	9,910	12,432
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,139
6% 3/1/38	1,000	1,127
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/17	$ 1,000	$ 1,058
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,083
Series 2010 A, 5% 10/1/25	5,860	6,773
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,090
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,710
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,647
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	982
4% 9/1/21	1,000	1,129
4% 9/1/22	740	826
4% 9/1/23	1,080	1,199
4% 9/1/24	1,125	1,246
5% 9/1/19	400	488
5% 9/1/39	5,000	5,570
California Gen. Oblig.:
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	3,575
5% 3/1/15	2,130	2,340
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,695
5% 9/1/17	750	852
5% 3/1/19	3,000	3,596
5% 8/1/22	1,500	1,741
5% 10/1/22	1,355	1,650
5% 11/1/22	1,600	1,902
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,329
5% 12/1/22	3,500	4,172
5% 2/1/23	1,095	1,149
5% 2/1/23	25,000	31,417
5% 2/1/26	720	722
5% 3/1/26	2,800	3,134
5% 6/1/26	2,600	2,841
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	$ 1,360	$ 1,370
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	1,440	1,451
5% 6/1/31	2,000	2,169
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,105
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540	542
5.125% 11/1/24	2,800	2,913
5.125% 2/1/26	2,800	2,937
5.25% 2/1/14	120	124
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,055
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,337
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	800
5.25% 2/1/20	215	222
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,808
5.25% 2/1/22	1,620	1,669
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	413
5.25% 9/1/23	7,200	9,227
5.25% 2/1/27 (Pre-Refunded to 2/1/13 @ 100)	5,490	5,533
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,866
5.25% 2/1/29 (Pre-Refunded to 2/1/13 @ 100)	5,000	5,040
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,078
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,215
5.25% 12/1/33	105	111
5.25% 4/1/35	3,500	4,209
5.25% 3/1/38	11,375	12,986
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,366
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,628
5.5% 11/1/34	2,535	3,050
5.5% 11/1/39	1,810	2,157
6% 4/1/18	1,570	1,974
6% 3/1/33	20,050	25,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 1,190	$ 1,466
6.5% 4/1/33	11,650	14,964
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,050	2,249
Series 2008 L, 5.125% 7/1/22	2,255	2,474
Series 2009 E, 5.625% 7/1/25	11,000	12,918
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,608
Series 2009, 5% 8/15/39	5,000	5,564
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,979
5% 11/15/23	2,000	2,355
5% 11/15/24	4,500	5,269
5% 11/15/34	3,150	3,524
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,297
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,302
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	6,070
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,370
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,735
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,022
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,317
Series 2008 A3, 5.5% 11/15/40	3,090	3,793
Series 2011 A, 5% 3/1/20	3,250	3,853
Series 2011 D:
5% 8/15/22	900	1,106
5% 8/15/23	700	859
5% 8/15/24	1,250	1,537
5% 8/15/25	2,000	2,422
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	$ 1,080	$ 1,170
5% 12/1/32	1,000	1,077
5% 12/1/42	3,000	3,171
Series 2005, 5% 10/1/33	7,235	7,525
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,460
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	347
5% 7/1/20	500	575
5.125% 7/1/23	1,150	1,297
5.75% 7/1/40	5,000	5,543
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,186
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,585
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,534
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,053
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,657
5% 6/1/14	2,000	2,127
5.25% 6/1/24	5,400	5,830
5.25% 6/1/25	5,000	5,379
5.25% 6/1/30	4,000	4,240
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,902
Series 2006 G:
5% 11/1/20	1,825	2,044
5% 11/1/21	2,020	2,250
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	$ 5,000	$ 5,019
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	1,000	1,076
5.5% 6/1/17	9,980	10,732
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,754
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,301
Series 2011 C:
5% 10/1/27	9,530	11,102
5.25% 10/1/24	4,170	5,051
5.25% 10/1/25	2,875	3,444
5.75% 10/1/31	4,000	4,861
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,340
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	668
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,878
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,417
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,475
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,101
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	3,025
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,183
5.125% 6/1/29	5,000	5,274
5.5% 6/1/19	2,000	2,151
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,023
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,497
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 5,900	$ 7,221
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,239
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,509
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,719
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,932
Series 2006 E:
5% 10/1/23	2,410	2,762
5.25% 10/1/21	2,900	3,400
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,054
5% 9/1/24	1,865	2,253
(Various Cap. Proj.) Series 2012 G, 5% 11/1/25	2,500	2,982
(Various Cap. Projs.) Series 2012 A:
5% 4/1/24	1,000	1,197
5% 4/1/25	5,300	6,299
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,652
5% 12/1/23	2,800	3,345
Series 2009 G1, 5.75% 10/1/30	1,800	2,141
Series 2009 I:
5.5% 11/1/23	1,535	1,851
6.125% 11/1/29	1,200	1,500
6.25% 11/1/21	2,000	2,574
6.375% 11/1/34	3,000	3,763
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,534
5.75% 11/1/28	6,525	7,963
6% 11/1/40	7,240	8,688
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,453
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	$ 1,800	$ 1,844
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,465
(Daughters of Charity Health Sys. Proj.) Series 2005 G, 5.25% 7/1/13	1,475	1,513
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,315
6.25% 8/15/33	2,500	2,862
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,575
Series 2007 A:
4.75% 4/1/33	2,000	2,185
5% 4/1/31	4,900	5,409
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,167
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	4,013
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,423
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,591
Series 2012 A, 5% 4/1/42	2,800	3,245
5.375% 6/1/26	2,500	2,920
6% 6/1/33	3,000	3,620
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	973
0% 5/1/16	1,365	1,301
0% 5/1/17	1,155	1,066
0% 5/1/18	1,335	1,197
0% 5/1/19	1,000	868
0% 5/1/34 (a)	5,300	4,491
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,639
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,162
5% 11/1/25 (AMBAC Insured)	3,820	4,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A: - continued
5% 11/1/33 (AMBAC Insured)	$ 5,000	$ 5,670
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,979
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,401
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,287
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,620
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,872
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,680
5% 8/1/25 (FSA Insured)	1,435	1,621
5% 8/1/26 (FSA Insured)	2,000	2,253
5% 8/1/27 (FSA Insured)	1,785	2,003
5% 8/1/31 (FSA Insured)	5,000	5,537
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,822
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,687
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,552
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,170
Cupertino California Union School District:
5% 8/1/18	1,735	2,127
5% 8/1/19	1,120	1,403
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	667
5% 9/1/14 (AMBAC Insured)	690	717
5% 9/1/15 (AMBAC Insured)	725	764
5% 9/1/18 (AMBAC Insured)	835	890
5% 9/1/20 (AMBAC Insured)	925	969
5% 9/1/22 (AMBAC Insured)	1,020	1,064
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,283
6% 3/1/20 (FSA Insured)	1,000	1,178
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,832
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,542
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,987
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	979
0% 10/1/25 (AMBAC Insured)	1,665	930
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	753
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,283
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,332
0% 11/1/16 (Escrowed to Maturity)	3,500	3,368
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,257
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,663
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,021
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,351
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,662
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,332
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,458
Series C, 5% 8/1/36	10,000	11,960
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	24,074
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,872
5.75% 1/15/40	8,155	8,163
5.875% 1/15/27	4,000	4,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,665
5.875% 1/15/29	4,000	4,123
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,675
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,128
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,631
5% 6/1/45	12,125	12,795
5% 6/1/45	2,775	2,928
Series 2007 A1:
5% 6/1/13	1,000	1,020
5% 6/1/14	2,000	2,110
5% 6/1/15	1,000	1,088
5% 6/1/45 (FSA Insured)	235	248
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,302
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,955
5% 9/2/23	1,000	1,185
5% 9/2/25	500	578
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	515
5% 8/1/22	450	565
5% 8/1/23	485	605
5% 8/1/24	1,000	1,232
5% 8/1/26	1,370	1,670
5% 8/1/28	760	917
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,522
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,201
Series 2005 A, 5% 12/1/14	4,500	4,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24 (b)	$ 1,000	$ 1,214
5% 8/1/25 (b)	1,000	1,209
5% 8/1/26 (b)	1,000	1,204
5% 8/1/27 (b)	1,000	1,198
5% 8/1/28 (b)	1,000	1,188
5% 8/1/29 (b)	1,000	1,180
5% 8/1/30 (b)	1,000	1,175
5% 8/1/31 (b)	1,000	1,171
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,481
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,883
0% 6/1/31 (FSA Insured)	9,750	4,464
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,366
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,830
Series A, 5.75% 8/1/33	2,800	3,355
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,630
Series 2009 A, 5.5% 8/1/29	1,000	1,214
Series 2010 C, 5.25% 8/1/39	1,300	1,614
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,970
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,364
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,420
5% 3/1/23	1,600	1,945
(Disney Parking Proj.):
0% 3/1/13	6,490	6,475
0% 9/1/14 (AMBAC Insured)	3,860	3,718
0% 3/1/18	3,000	2,596
0% 3/1/19	3,200	2,664
0% 3/1/20	1,000	795
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,713
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/17 (FSA Insured)	$ 1,095	$ 1,129
5.375% 9/1/18 (FSA Insured)	1,155	1,191
5.375% 9/1/19 (FSA Insured)	1,210	1,247
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,706
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,117
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,463
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,571
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,122
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,578
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,588
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,237
Series 2012 C, 5% 3/1/26	3,000	3,523
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,225
Series 2007 A1, 4.5% 1/1/28	6,900	7,733
Series 2011 A1, 5% 7/1/21	10,510	13,256
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	12,183
Series 2012 B, 5% 6/1/28	4,800	5,959
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,799
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,749
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	565
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
5% 7/1/39	$ 4,095	$ 4,534
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,659
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	770
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,485
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,684
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,580
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,646
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,190
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,748
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,003
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	960
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,113
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	816
Murrieta Pub. Fing. Auth. Spl. Tax:
Series 2012:
5% 9/1/23	1,650	1,883
5% 9/1/25	1,000	1,118
5% 9/1/26	1,155	1,283
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,485
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,049
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,495
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,086
12% 8/1/17 (FSA Insured)	1,000	1,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	$ 2,000	$ 2,137
Series 2011 A, 6% 12/1/40	3,000	3,731
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,823
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,876
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,127
5% 9/1/17 (AMBAC Insured)	2,735	3,144
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,441
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,235
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,306
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,522
Series 2012, 5% 1/15/25	3,460	4,111
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,008
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,198
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,027
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,345
6.5% 8/1/24	1,220	1,452
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,535
5% 2/1/23	5,000	5,967
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,176
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	4,735	4,744
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,576
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	751
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,766
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,293
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,546
Series 2011 O, 5% 5/1/22 (d)	4,500	5,359
Series 2012 P:
5% 5/1/22 (d)	2,500	3,040
5% 5/1/24 (d)	2,820	3,361
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,600
Series B:
0% 8/1/33	4,840	2,006
0% 8/1/35	9,000	3,284
0% 8/1/37	6,325	2,027
0% 8/1/38	20,710	6,320
0% 8/1/40	5,000	1,384
0% 8/1/41	5,000	1,317
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,460
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,724
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,824
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,055
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,159
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,808
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,370	$ 4,380
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,395
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,336
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,815
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,032
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,030
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,302
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,969
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,090
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R:
5% 8/15/33	2,115	2,177
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,810	4,970
Series 2012 Y, 5% 8/15/27	2,800	3,473
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,989
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,084
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,227
6.5% 8/1/28	2,445	3,028
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,266
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	12,083
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,702
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,007
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,214
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,856
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,247
5% 11/15/17 (AMBAC Insured)	2,000	2,213
5% 11/15/18 (AMBAC Insured)	2,000	2,207
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,295
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,067
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,565
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,734
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,172
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,001
Series 2008 C:
0% 7/1/40	15,985	4,428
0% 7/1/42	16,185	4,038
Series 2008 E, 0% 7/1/47 (a)	8,700	3,623
Series C:
0% 7/1/46	13,500	2,773
0% 7/1/47	4,000	784
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,121
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,168
6.625% 8/1/39	1,000	1,176
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,502
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,181
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	$ 4,000	$ 2,911
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,831
5.5% 1/15/28	1,060	1,063
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,696
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,825
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,998
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,324
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,560
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,549
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,931
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,388
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,943
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,765
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,690
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,308
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,418
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	964
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	911
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,451
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,126
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,868
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,696
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B: - continued
0% 9/1/22 (AMBAC Insured)	$ 2,900	$ 2,074
0% 9/1/25 (AMBAC Insured)	6,800	4,257
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,039
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	585
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,729
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,995
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,607
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,410
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,495
5% 7/1/24 (FSA Insured)	1,350	1,583
5% 7/1/25 (FSA Insured)	1,060	1,240
5% 7/1/26 (FSA Insured)	1,110	1,294
5% 7/1/27 (FSA Insured)	1,065	1,236
5% 1/1/29 (FSA Insured)	600	691
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	19,361
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,087
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,462
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,105
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	6,084
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,857
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,027
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,040	$ 2,985
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	889
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,357
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,510
4% 5/15/20	615	714
5% 5/15/19	2,830	3,448
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,031
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,868
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	12,027
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,230
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,125
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,098
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,515
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	9,031
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,267
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,324
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,385
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,239
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	565
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,033
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,490
6.25% 7/1/39	7,000	8,108
Series 2010 A, 5.5% 7/1/38	3,100	3,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/23	$ 1,460	$ 1,599
5% 7/1/25	1,665	1,797
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,767
Series 2012, 5% 8/1/32	8,265	9,477
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,991
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,546
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,473
		1,875,003
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	713
5.875% 10/1/18	1,565	1,760
		2,473
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (c)	4,600	4,327
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,553
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	732
		12,612
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,666
Series 2009 B, 5% 10/1/25	1,500	1,680
Series A, 5.25% 10/1/15	1,255	1,340
		4,686
TOTAL MUNICIPAL BONDS (Cost $1,708,685)		1,894,774
Municipal Notes - 1.0%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13 (Cost $19,203)	$ 19,000	$ 19,218
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $1,727,888)		1,913,992
NET OTHER ASSETS (LIABILITIES) - 4.6%		92,773
NET ASSETS - 100%		$ 2,006,765
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,726,221,000. Net unrealized appreciation aggregated $187,771,000, of which $189,268,000 related to appreciated investment securities and $1,497,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2012

1.810701.108

CFL-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount (000s)	Value (000s)
California - 93.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 408
5% 8/1/18	330	353
5% 8/1/19	555	590
(Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	3,000	3,661
Series 2012 A:
5% 8/1/24	1,000	1,170
5% 8/1/25	1,245	1,448
5% 8/1/27	300	345
5% 8/1/28	400	458
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	1,205
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	1,577
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,745
Series 2004 A:
5.3% 10/1/23 (AMBAC Insured)	725	817
5.4% 10/1/24 (AMBAC Insured)	4,585	5,188
5.45% 10/1/25 (AMBAC Insured)	5,160	5,850
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,985
5% 12/1/20 (AMBAC Insured)	2,810	3,142
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,876
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (Pre-Refunded to 8/1/15 @ 100)	1,880	2,107
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,272
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,051
0% 9/1/22 (FSA Insured)	5,150	3,631
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,675
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,235
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	$ 5,615	$ 5,927
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,769
Bay Area Infrastructure Fing. Auth. 5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	5,361
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,517
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	4,054
5% 6/1/25	4,355	5,445
5% 6/1/27	2,755	3,407
5% 6/1/28	3,045	3,748
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,179
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,369
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,491
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,010
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	4,669
Cabrillo Unified School District Series A:
0% 8/1/17 (AMBAC Insured)	1,000	898
0% 8/1/18 (AMBAC Insured)	2,000	1,725
California Dept. of Wtr. Resources:
(Central Valley Proj.) Series AM, 5% 12/1/21 (b)	4,000	5,169
Series AI, 5% 12/1/25	2,700	3,432
Series J1, 7% 12/1/12	730	730
California Econ. Recovery Series 2009 A:
5% 7/1/19	1,725	2,163
5% 7/1/22	3,800	4,368
5.25% 7/1/14	695	748
5.25% 7/1/21	9,910	12,432
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,139
6% 3/1/38	1,000	1,127
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,692
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/17	$ 1,000	$ 1,058
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	2,083
Series 2010 A, 5% 10/1/25	5,860	6,773
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,090
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	10,710
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,647
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	982
4% 9/1/21	1,000	1,129
4% 9/1/22	740	826
4% 9/1/23	1,080	1,199
4% 9/1/24	1,125	1,246
5% 9/1/19	400	488
5% 9/1/39	5,000	5,570
California Gen. Oblig.:
Series 2005, 5.5% 6/1/28	115	115
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	216
5.75% 5/1/30	160	161
4.5% 8/1/30	3,250	3,575
5% 3/1/15	2,130	2,340
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,695
5% 9/1/17	750	852
5% 3/1/19	3,000	3,596
5% 8/1/22	1,500	1,741
5% 10/1/22	1,355	1,650
5% 11/1/22	1,600	1,902
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,329
5% 12/1/22	3,500	4,172
5% 2/1/23	1,095	1,149
5% 2/1/23	25,000	31,417
5% 2/1/26	720	722
5% 3/1/26	2,800	3,134
5% 6/1/26	2,600	2,841
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	$ 1,360	$ 1,370
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	1,440	1,451
5% 6/1/31	2,000	2,169
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,105
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	540	542
5.125% 11/1/24	2,800	2,913
5.125% 2/1/26	2,800	2,937
5.25% 2/1/14	120	124
5.25% 2/1/14 (Pre-Refunded to 8/1/13 @ 100)	3,925	4,055
5.25% 10/1/14	140	142
5.25% 10/1/17	105	107
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	2,235	2,337
5.25% 11/1/18 (Pre-Refunded to 11/1/13 @ 100)	765	800
5.25% 2/1/20	215	222
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	6,590	6,808
5.25% 2/1/22	1,620	1,669
5.25% 2/1/22 (Pre-Refunded to 8/1/13 @ 100)	400	413
5.25% 9/1/23	7,200	9,227
5.25% 2/1/27 (Pre-Refunded to 2/1/13 @ 100)	5,490	5,533
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,866
5.25% 2/1/29 (Pre-Refunded to 2/1/13 @ 100)	5,000	5,040
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,078
5.25% 4/1/30	35	35
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	8,150	8,215
5.25% 12/1/33	105	111
5.25% 4/1/35	3,500	4,209
5.25% 3/1/38	11,375	12,986
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	100
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	9,366
5.5% 4/1/30	25	26
5.5% 11/1/33	29,440	30,628
5.5% 11/1/34	2,535	3,050
5.5% 11/1/39	1,810	2,157
6% 4/1/18	1,570	1,974
6% 3/1/33	20,050	25,756
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 4/1/38	$ 1,190	$ 1,466
6.5% 4/1/33	11,650	14,964
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,050	2,249
Series 2008 L, 5.125% 7/1/22	2,255	2,474
Series 2009 E, 5.625% 7/1/25	11,000	12,918
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,608
Series 2009, 5% 8/15/39	5,000	5,564
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,979
5% 11/15/23	2,000	2,355
5% 11/15/24	4,500	5,269
5% 11/15/34	3,150	3,524
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,297
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,302
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	120
6.5% 10/1/38	4,910	6,070
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,370
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,735
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,022
Bonds (Catholic Healthcare West Proj.) Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,317
Series 2008 A3, 5.5% 11/15/40	3,090	3,793
Series 2011 A, 5% 3/1/20	3,250	3,853
Series 2011 D:
5% 8/15/22	900	1,106
5% 8/15/23	700	859
5% 8/15/24	1,250	1,537
5% 8/15/25	2,000	2,422
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	$ 1,080	$ 1,170
5% 12/1/32	1,000	1,077
5% 12/1/42	3,000	3,171
Series 2005, 5% 10/1/33	7,235	7,525
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	5,460
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	347
5% 7/1/20	500	575
5.125% 7/1/23	1,150	1,297
5.75% 7/1/40	5,000	5,543
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,186
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,585
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	9,000	9,534
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,053
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,657
5% 6/1/14	2,000	2,127
5.25% 6/1/24	5,400	5,830
5.25% 6/1/25	5,000	5,379
5.25% 6/1/30	4,000	4,240
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,416
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,902
Series 2006 G:
5% 11/1/20	1,825	2,044
5% 11/1/21	2,020	2,250
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,091
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	$ 5,000	$ 5,019
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	1,000	1,076
5.5% 6/1/17	9,980	10,732
(Dept. of Corrections & Rehab. Proj.):
Series 2006 F:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,455	2,754
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,301
Series 2011 C:
5% 10/1/27	9,530	11,102
5.25% 10/1/24	4,170	5,051
5.25% 10/1/25	2,875	3,444
5.75% 10/1/31	4,000	4,861
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	1,260	1,340
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630	668
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	5,545	5,878
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15 (Pre-Refunded to 12/1/13 @ 100)	6,100	6,417
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,210	4,475
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	3,101
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	3,025
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,183
5.125% 6/1/29	5,000	5,274
5.5% 6/1/19	2,000	2,151
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Pre-Refunded to 12/1/13 @ 100)	4,775	5,023
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,497
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	$ 5,900	$ 7,221
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,239
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,509
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,719
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,932
Series 2006 E:
5% 10/1/23	2,410	2,762
5.25% 10/1/21	2,900	3,400
(Univ. Proj.) Series 2012 D:
5% 9/1/24	1,700	2,054
5% 9/1/24	1,865	2,253
(Various Cap. Proj.) Series 2012 G, 5% 11/1/25	2,500	2,982
(Various Cap. Projs.) Series 2012 A:
5% 4/1/24	1,000	1,197
5% 4/1/25	5,300	6,299
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	3,000	3,652
5% 12/1/23	2,800	3,345
Series 2009 G1, 5.75% 10/1/30	1,800	2,141
Series 2009 I:
5.5% 11/1/23	1,535	1,851
6.125% 11/1/29	1,200	1,500
6.25% 11/1/21	2,000	2,574
6.375% 11/1/34	3,000	3,763
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,675	4,534
5.75% 11/1/28	6,525	7,963
6% 11/1/40	7,240	8,688
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,453
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,584
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (Pre-Refunded to 6/1/13 @ 100)	$ 1,800	$ 1,844
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,465
(Daughters of Charity Health Sys. Proj.) Series 2005 G, 5.25% 7/1/13	1,475	1,513
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	56
5.75% 8/15/38	3,000	3,315
6.25% 8/15/33	2,500	2,862
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,575
Series 2007 A:
4.75% 4/1/33	2,000	2,185
5% 4/1/31	4,900	5,409
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	9,000	10,167
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	3,300	4,013
(Sutter Health Systems Proj.) Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,423
(Trinity Health Cr. Group Proj.) Series 2011 CA, 5% 12/1/41	10,000	11,591
Series 2012 A, 5% 4/1/42	2,800	3,245
5.375% 6/1/26	2,500	2,920
6% 6/1/33	3,000	3,620
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	973
0% 5/1/16	1,365	1,301
0% 5/1/17	1,155	1,066
0% 5/1/18	1,335	1,197
0% 5/1/19	1,000	868
0% 5/1/34 (a)	5,300	4,491
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,639
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,162
5% 11/1/25 (AMBAC Insured)	3,820	4,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A: - continued
5% 11/1/33 (AMBAC Insured)	$ 5,000	$ 5,670
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,979
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,290	3,401
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200	1,287
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,620
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	2,872
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,680
5% 8/1/25 (FSA Insured)	1,435	1,621
5% 8/1/26 (FSA Insured)	2,000	2,253
5% 8/1/27 (FSA Insured)	1,785	2,003
5% 8/1/31 (FSA Insured)	5,000	5,537
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,822
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,687
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,552
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,170
Cupertino California Union School District:
5% 8/1/18	1,735	2,127
5% 8/1/19	1,120	1,403
Davis Spl. Tax Rev. Series 2007:
5% 9/1/13 (AMBAC Insured)	655	667
5% 9/1/14 (AMBAC Insured)	690	717
5% 9/1/15 (AMBAC Insured)	725	764
5% 9/1/18 (AMBAC Insured)	835	890
5% 9/1/20 (AMBAC Insured)	925	969
5% 9/1/22 (AMBAC Insured)	1,020	1,064
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,283
6% 3/1/20 (FSA Insured)	1,000	1,178
Duarte Ctfs. of Prtn. Series 1999 A, 5% 4/1/13	1,830	1,832
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	$ 2,415	$ 2,542
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,987
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	979
0% 10/1/25 (AMBAC Insured)	1,665	930
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	753
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	2,283
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,332
0% 11/1/16 (Escrowed to Maturity)	3,500	3,368
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Pre-Refunded to 8/1/14 @ 100)	3,000	3,257
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,663
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,021
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,351
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,662
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	5,332
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,458
Series C, 5% 8/1/36	10,000	11,960
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	24,074
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,872
5.75% 1/15/40	8,155	8,163
5.875% 1/15/27	4,000	4,146
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1999:
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 4,665
5.875% 1/15/29	4,000	4,123
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,675
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,128
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,631
5% 6/1/45	12,125	12,795
5% 6/1/45	2,775	2,928
Series 2007 A1:
5% 6/1/13	1,000	1,020
5% 6/1/14	2,000	2,110
5% 6/1/15	1,000	1,088
5% 6/1/45 (FSA Insured)	235	248
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,302
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,955
5% 9/2/23	1,000	1,185
5% 9/2/25	500	578
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	515
5% 8/1/22	450	565
5% 8/1/23	485	605
5% 8/1/24	1,000	1,232
5% 8/1/26	1,370	1,670
5% 8/1/28	760	917
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	2,522
Loma Linda Hosp. Rev.:
(Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,201
Series 2005 A, 5% 12/1/14	4,500	4,826
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24 (b)	$ 1,000	$ 1,214
5% 8/1/25 (b)	1,000	1,209
5% 8/1/26 (b)	1,000	1,204
5% 8/1/27 (b)	1,000	1,198
5% 8/1/28 (b)	1,000	1,188
5% 8/1/29 (b)	1,000	1,180
5% 8/1/30 (b)	1,000	1,175
5% 8/1/31 (b)	1,000	1,171
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,481
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (FSA Insured)	3,525	1,883
0% 6/1/31 (FSA Insured)	9,750	4,464
Long Beach Hbr. Rev. Series 2010 B, 5% 5/15/22	2,735	3,366
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,830
Series A, 5.75% 8/1/33	2,800	3,355
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33	10,000	12,630
Series 2009 A, 5.5% 8/1/29	1,000	1,214
Series 2010 C, 5.25% 8/1/39	1,300	1,614
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,970
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity)	3,380	3,364
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/22	2,000	2,420
5% 3/1/23	1,600	1,945
(Disney Parking Proj.):
0% 3/1/13	6,490	6,475
0% 9/1/14 (AMBAC Insured)	3,860	3,718
0% 3/1/18	3,000	2,596
0% 3/1/19	3,200	2,664
0% 3/1/20	1,000	795
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/21 (b)	6,200	7,713
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B: - continued
5.375% 9/1/17 (FSA Insured)	$ 1,095	$ 1,129
5.375% 9/1/18 (FSA Insured)	1,155	1,191
5.375% 9/1/19 (FSA Insured)	1,210	1,247
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,706
Los Angeles Dept. Arpt. Rev. Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,117
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,463
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,571
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/16 (Escrowed to Maturity)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,122
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,578
Los Angeles Hbr. Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity)	7,865	9,588
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2008 A, 5% 9/1/22	5,500	6,237
Series 2012 C, 5% 3/1/26	3,000	3,523
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,225
Series 2007 A1, 4.5% 1/1/28	6,900	7,733
Series 2011 A1, 5% 7/1/21	10,510	13,256
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	10,000	12,183
Series 2012 B, 5% 6/1/28	4,800	5,959
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	1,500	1,799
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,749
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	565
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A: - continued
5% 7/1/39	$ 4,095	$ 4,534
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,659
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	770
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,485
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,684
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,580
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,646
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,190
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity)	5,000	5,748
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,003
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	960
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	4,113
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	816
Murrieta Pub. Fing. Auth. Spl. Tax:
Series 2012:
5% 9/1/23	1,650	1,883
5% 9/1/25	1,000	1,118
5% 9/1/26	1,155	1,283
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,485
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	2,049
Natomas Unified School District Series 2007, 5.25% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,150	5,495
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,086
12% 8/1/17 (FSA Insured)	1,000	1,481
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	$ 2,000	$ 2,137
Series 2011 A, 6% 12/1/40	3,000	3,731
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,800	2,823
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,876
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,127
5% 9/1/17 (AMBAC Insured)	2,735	3,144
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,850	5,441
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,175	2,235
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	2,306
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	3,000	3,522
Series 2012, 5% 1/15/25	3,460	4,111
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,008
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	1,000	1,198
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,027
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,345
6.5% 8/1/24	1,220	1,452
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,535
5% 2/1/23	5,000	5,967
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	2,176
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	4,735	4,744
Placentia Pub. Fing. Auth. Rev. 4% 9/1/13	1,855	1,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,576
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	751
Port of Oakland Rev.:
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,766
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	3,293
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,546
Series 2011 O, 5% 5/1/22 (d)	4,500	5,359
Series 2012 P:
5% 5/1/22 (d)	2,500	3,040
5% 5/1/24 (d)	2,820	3,361
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	5,600
Series B:
0% 8/1/33	4,840	2,006
0% 8/1/35	9,000	3,284
0% 8/1/37	6,325	2,027
0% 8/1/38	20,710	6,320
0% 8/1/40	5,000	1,384
0% 8/1/41	5,000	1,317
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,685	6,460
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,724
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	3,824
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,055
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,159
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,808
Rocklin Unified School District:
Series 2002:
0% 8/1/23 (FGIC Insured)	2,610	1,877
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rocklin Unified School District: - continued
Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,370	$ 4,380
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	4,395
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,336
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	3,815
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,032
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,030
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,302
Sacramento City Fing. Auth. Rev.:
(Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,969
Series A, 0% 12/1/26 (FGIC Insured)	6,000	3,090
Sacramento Muni. Util. District Elec. Rev.:
Series 2003 R:
5% 8/15/33	2,115	2,177
5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	4,810	4,970
Series 2012 Y, 5% 8/15/27	2,800	3,473
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,800	2,989
Series 2005, 5% 7/1/19 (AMBAC Insured)	2,900	3,084
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	5,900	7,227
6.5% 8/1/28	2,445	3,028
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,266
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	12,083
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,702
San Diego Pub. Facilities Fing. Auth. (Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	2,007
San Diego Cmnty. College District Series 2007, 0% 8/1/17 (FSA Insured)	3,395	3,214
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,856
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,247
5% 11/15/17 (AMBAC Insured)	2,000	2,213
5% 11/15/18 (AMBAC Insured)	2,000	2,207
(The Bishop's School Proj.) Series A, 6% 9/1/34 (Pre-Refunded to 9/1/14 @ 100)	2,090	2,295
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	1,000	1,067
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,565
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	1,500	1,734
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	4,172
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,635	1,001
Series 2008 C:
0% 7/1/40	15,985	4,428
0% 7/1/42	16,185	4,038
Series 2008 E, 0% 7/1/47 (a)	8,700	3,623
Series C:
0% 7/1/46	13,500	2,773
0% 7/1/47	4,000	784
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,005
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,520
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,121
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,168
6.625% 8/1/39	1,000	1,176
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,502
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,181
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	4,061
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity)	$ 4,000	$ 2,911
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	5,831
5.5% 1/15/28	1,060	1,063
Series A:
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,696
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	2,825
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,998
San Jose Int'l. Arpt. Rev. Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,324
5% 3/1/24 (AMBAC Insured) (d)	9,690	10,560
5% 3/1/37 (AMBAC Insured) (d)	10,000	10,549
San Jose Unified School District Santa Clara County Series 2002 B, 5% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,931
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,388
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity)	1,990	1,943
San Marcos Unified School District Series A, 5% 8/1/38	5,000	5,765
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,690
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,308
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,418
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	964
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	911
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,451
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,126
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,868
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,696
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa Wastewtr. Rev. Series 2002 B: - continued
0% 9/1/22 (AMBAC Insured)	$ 2,900	$ 2,074
0% 9/1/25 (AMBAC Insured)	6,800	4,257
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,039
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	585
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,729
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,995
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2008 B, 6% 7/1/25	5,450	6,607
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,410
Stockton Unified School District Gen. Oblig.:
5% 7/1/23 (FSA Insured)	1,270	1,495
5% 7/1/24 (FSA Insured)	1,350	1,583
5% 7/1/25 (FSA Insured)	1,060	1,240
5% 7/1/26 (FSA Insured)	1,110	1,294
5% 7/1/27 (FSA Insured)	1,065	1,236
5% 1/1/29 (FSA Insured)	600	691
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	19,361
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,087
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,000	5,462
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,355
6% 6/1/22	1,100	1,105
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	6,084
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,857
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	2,900	3,027
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,609
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,040	$ 2,985
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	889
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,357
Univ. of California Regents Med. Ctr. Pool Rev. Series 2010 G:
4% 5/15/19	1,305	1,510
4% 5/15/20	615	714
5% 5/15/19	2,830	3,448
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33 (Pre-Refunded to 5/15/13 @ 101)	1,000	1,031
Series 2007 D, 5% 5/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,868
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	794
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2009 O, 5.75% 5/15/34	9,900	12,027
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,150	3,230
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,125
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,098
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	1,380	1,515
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	9,031
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,267
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,324
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,385
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,239
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	565
5.25% 8/1/16 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,033
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,490
6.25% 7/1/39	7,000	8,108
Series 2010 A, 5.5% 7/1/38	3,100	3,431
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.: - continued
Series A:
5% 7/1/23	$ 1,460	$ 1,599
5% 7/1/25	1,665	1,797
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,767
Series 2012, 5% 8/1/32	8,265	9,477
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,991
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,546
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,473
		1,875,003
Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
5.375% 10/1/14	685	713
5.875% 10/1/18	1,565	1,760
		2,473
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.203% 7/1/21 (FGIC Insured) (c)	4,600	4,327
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,553
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,400	732
		12,612
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,666
Series 2009 B, 5% 10/1/25	1,500	1,680
Series A, 5.25% 10/1/15	1,255	1,340
		4,686
TOTAL MUNICIPAL BONDS (Cost $1,708,685)		1,894,774
Municipal Notes - 1.0%
	Principal Amount (000s)	Value (000s)
California - 1.0%
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13 (Cost $19,203)	$ 19,000	$ 19,218
TOTAL INVESTMENT PORTFOLIO - 95.4% (Cost $1,727,888)		1,913,992
NET OTHER ASSETS (LIABILITIES) - 4.6%		92,773
NET ASSETS - 100%		$ 2,006,765
Security Type Abbreviations
RAN	-	REVENUE ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $1,726,221,000. Net unrealized appreciation aggregated $187,771,000, of which $189,268,000 related to appreciated investment securities and $1,497,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013